Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Schedule of earnings per share

	Years Ended December 31,
($ in millions, except per share amounts; shares in thousands)	2017	2016	2015

Net earnings attributable to Ball Corporation	$374	$263	$281

Basic weighted average common shares (a)	350,269	316,542	274,600
Effect of dilutive securities (a)	6,716	6,342	7,368
Weighted average shares applicable to diluted earnings per share (a)	356,985	322,884	281,968

Per basic share (a)	$1.07	$0.83	$1.02
Per diluted share (a)	$1.05	$0.81	$1.00